OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bonds Payable (Details) - CLP ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Composition of bonds payable
Other current financial liabilities		$ 367,302,080	$ 47,763,039
Other Non-Current Financial Liabilities		$ 904,802,058	1,041,048,972
CMF Registration N912 10.10.2018 Series F
Bonds payable
Annual interest rate		2.83%
Composition of bonds payable
Bonds (face value)		$ 5,700,000
Bonds payable (current)
Composition of bonds payable
Bonds (face value)		341,478,129	26,103,215
Bonds payable (non-current )
Composition of bonds payable
Bonds (face value)		769,765,783	1,027,864,462
Bonds payable
Composition of bonds payable
Bonds (face value)		1,104,136,139	1,053,970,677
Other current financial liabilities	[1],[2]	340,767,980	25,383,339
Other Non-Current Financial Liabilities	[1],[2]	$ 763,368,160	$ 1,020,661,942

[1]	Financial instruments such as: Cash and Cash Equivalents, Trade debtors and Other Accounts Receivable, Accounts Receivable related companies, Bottle Guarantee Deposits Trade Accounts Payable, and Other Accounts Payable related companies present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.
[2]	Amounts net of issuance expenses and discounts related to issuance.